Related-Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions	Related-Party Transactions
During 2025 and 2024, the Plan received no dividends from the Corporation. Certain administrative services are provided by the Corporation without cost to the Plan, while all out-of-pocket administrative expenses are paid by the Plan. Loans to participants, which are considered parties-in-interest, were granted throughout the year as part of normal plan operations.